Stockholders equity and dividend payment (Tables)	9 Months Ended
Sep. 30, 2020
Stockholders' equity and dividend payment [Abstract]
Stockholders Equity
	Common stock	Preferred stock
Issued at September 30, 2020	170,798,328	-
Numbers of shares authorized for issue
at September 30, 2020	250,000,000	1,000,000
Par value	$ 0.01	$ 0.01

Dividend Payment
Dividend payment as of September 30, 2020:

Payment date	Total Payment	Per common share
September 2, 2020	$82.0 million	$0.48
May 26, 2020	$51.5 million	$0.35
February 25, 2020	$47.0 million	$0.32
Total payment as of September 30, 2020	$180.5 million	$1.15

Dividend payment as of December 31, 2019:

Payment date	Total Payment	Per common share
November 14, 2019	$7.3 million	$0.05
August 29, 2019	$2.8 million	$0.02
May 28, 2019	$11.4 million	$0.08
February 26, 2019	$7.1 million	$0.05
Total payment as of December 31, 2019	$28.7 million	$0.20